Identification and Activities of the Company and Subsidiaries	12 Months Ended
Dec. 31, 2017
Disclosure of Identification and Activities of the Company and Subsidiaries [Abstract]
Disclosure of Identification and Activities of the Company and Subsidiaries [Text Block]
Note 1    Identification and Activities of the Company and Subsidiaries

1.1       Historical background

Sociedad Química y Minera de Chile S.A. "SQM" is an open stock corporation organized under the laws of the Republic of Chile and its Tax Identification Number is 93.007.000-9.

The Company was incorporated through a public deed dated June 17, 1968 by the notary public of Santiago MR. Sergio Rodríguez Garcés. Its existence was approved by Decree No. 1,164 of June 22, 1968 of the Ministry of Finance, and it was registered on June 29, 1968 in the Registry of Commerce of Santiago, on page 4,537 No. 1,992. SQM's headquarters are located at El Trovador 4285, Fl. 6, Las Condes, Santiago, Chile. The Company's telephone number is +56 2 2425-2000.

The Company is registered with the Securities Registry of the
Financial Markets Commission (CMF), which was forme
rly
named the Chilean Superintendence of Securities and Insurance (SVS) under No. 0184 dated March 18. 1983 and is subject to the inspection of the SVS.

1.2       Main domicile where the Company performs its production activities

The Company’s main domiciles are: Calle Dos Sur plot No. 5 - Antofagasta; Arturo Prat 1060 - Tocopilla; Administration Building w/n - Maria Elena; Administration Building w/n Pedro de Valdivia - María Elena, Anibal Pinto 3228 - Antofagasta, Kilometer 1378 Ruta 5 Norte Highway - Antofagasta, Coya Sur Plant w/n - Maria Elena, kilometer 1760 Ruta 5 Norte Highway - Pozo Almonte, Salar de Atacama (Atacama Saltpeter deposit) potassium chloride plant s/n - San Pedro de Atacama, potassium sulfate plant at Salar de Atacama s/n – San Pedro de Atacama, Minsal Mining Camp s/n CL Plant CL, Potassium– San Pedro de Atacama, formerly the Iris Saltpeter office S/N, Commune of Pozo Almonte, Iquique.

1.3       Codes of main activities

The codes of the main activities as established by the Financial Markets Commission (CMF), which was formerly the Chilean Superintendence of Securities and Insurance are as follows:

-	1700 (Mining)

-	2200 (Chemical products)

-	1300 (Investment)

1.4       Description of the nature of operations and main activities

Our products are mainly derived from mineral deposits found in northern Chile. We mine and process caliche ore and brine deposits. The ore deposit in northern Chile contains nitrate and iodine deposits. The brine deposits of the Salar de Atacama, in northern Chile, contain high concentrations of lithium and potassium as well as significant concentrations of sulfate.

From our caliche ore deposits located in the north of Chile, we produce a wide range of nitrate-based products used for specialty plant nutrients and industrial applications, as well as iodine and iodine derivatives.
At the Salar de Atacama, we extract brines rich in potassium, lithium and sulfate in order to produce potassium chloride, potassium sulfate, lithium solutions, and bischofite (magnesium chloride).
We produce lithium carbonate and lithium hydroxide at our plant near the city of Antofagasta, Chile, from the solutions brought from the Salar de Atacama.

We sell our products in over 100 countries worldwide through our global distribution network and generate our revenue mainly from abroad.

Our products are divided into six categories: specialty plant nutrition, iodine and its derivatives, lithium and its derivatives, industrial chemicals, potassium and other products and services, described as follows:

Specialty plant nutrition:
SQM produces and sells four types of specialty plant nutrition in this line of business: potassium nitrate, sodium nitrate, sodium potassium nitrate, and specialty mixes. This business is characterized by being closely related to its customers for which it has specialized staff who provide expert advisory in best practices for fertilization according to each type of crop, soil and climate. Within this type of business, potassium derivative products and especially potassium nitrate have had a leading role because of the contribution they make to developing crops, ensuring an improvement in post-crop life, in addition to improving quality, flavor and fruit color. The potassium nitrate, which is sold in multiple formats and as a part of other specialty mixtures, is complemented by sodium nitrate, potassium sodium nitrate, and more than 200 fertilizing mixtures.

Iodine:
The Company is a major global producer of iodine. Iodine is widely used in the pharmaceutical industry, technology and nutrition. Additionally, iodine is used as X ray contrast media and polarizing film for LCD displays.

Lithium:
The Company’s lithium is mainly used for manufacturing rechargeable batteries for cell phones, cameras and notebooks. By manufacturing lithium-based products, SQM provides significant materials for addressing great challenges, such as the efficient use of energy and raw materials. Lithium is not only used for rechargeable batteries for small electrical appliances such as mobile phones, tablets and laptops, but is also used in industrial applications, such as the manufacturing of glass, ceramics and lubricating greases. Other uses include the pharmaceutical and chemical industries.

Industrial chemicals:
Industrial chemicals are products used as supplies for a number of production processes. SQM participates in this line of business producing sodium nitrate, potassium nitrate and potassium chloride. Industrial nitrates have increased their importance over the last few years due to their use as storage means for thermal energy at solar energy plants, which are widely used in countries such as Spain and the United States in their quest to decrease CO
2
emissions
.

Potassium:
Potassium is a primary essential macro-nutrient, and even though does not form part of the plant’s structure, it has a significant role for the development of its basic functions, ensuring the quality of a crop, increasing post-crop life, improving crop flavor, the amount of vitamins it contains and its physical appearance. Within this business line, SQM also has potassium chlorate and potassium sulfate, both extracted from the salt layer located under the Salar de Atacama (the Atacama Saltpeter Deposit).

Other products and services:
This business line includes revenue from commodities, services, interests, royalties and dividends.

1.5       Other background

Staff

As of December 31, 2017, and December 31, 2016, the workforce was as follows:

	12/31/2017			12/31/2016
Employees	SQM S.A	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
Executives	43	77	120	31	72	103
Professionals	143	942	1,085	119	919	1,038
Technicians and operators	248	3,177	3,425	262	3,076	3,338
Foreign employees	19	272	291	8	264	272
Overall total	453	4,468	4,921	420	4,331	4,751

Main shareholders

The table below establishes certain information about the beneficial property of Series A and Series B shares of SQM as of December 31, 2017 and December 31, 2016 with respect to each shareholder with an interest in excess of
5
% of outstanding Series A or B shares.

The information below is taken from our records and reports controlled in the Central Securities Depository and reported to the Financial Markets Commission (CMF), which was formerly the Superintendence of Securities and Insurance (SVS) and the Chilean Stock Exchange, whose main shareholders are as follows:

Shareholder as of December 31, 2017	No. of Series A with ownership	% of Series A shares	No. of Series B with ownership	% of Series B shares	% of total shares
The Bank of New York Mellon, ADRs	-	-	54,599,961	45.36%	20.74%
Sociedad de Inversiones Pampa Calichera S.A.(*)	44,894,152	31.43%	7,007,688	5.82%	19.72%
Inversiones El Boldo Limitada	29,330,326	20.54%	16,363,546	13.59%	17.36%
Inversiones RAC Chile Limitada	19,200,242	13.44%	2,202,773	1.83%	8.13%
Potasios de Chile S.A.(*)	18,179,147	12.73%	-	-	6.91%
Inversiones PCS Chile Limitada	15,526,000	10.87%	1,600,000	1.33%	6.51%
Inversiones Global Mining (Chile) Limitada (*)	8,798,539	6.16%	-	-	3.34%
Banco de Chile por Cuenta de Terceros no Residentes	-	-	8,394,289	6.97%	3.19%
Banco Itau por Cuenta de Inversionistas	19,125	0.01%	7,017,504	5.63%	2.67%
Banco Santander por cuenta de inversionistas extranjeros	-	-	4,593,336	3.82	1.75%

(*) Total Pampa Group
29.97
%

Shareholder as of December 31, 2016	No. of Series A with ownership	% of Series A shares	No. of Series B with ownership	% of Series B shares	% of total shares
The Bank of New York Mellon, ADRs	-	-	59,373,011	49.32%	22.56%
Sociedad de Inversiones Pampa Calichera S.A.(*)	44,894,152	31.43%	7,007,688	5.82%	19.72%
Inversiones El Boldo Limitada	29,330,326	20.54%	16,363,546	13.59%	17.36%
Inversiones RAC Chile Limitada	19,200,242	13.44%	2,202,773	1.83%	8.13%
Potasios de Chile S.A.(*)	18,179,147	12.73%	-	-	6.91%
Inversiones PCS Chile Limitada	15,526,000	10.87%	1,600,000	1.33%	6.51%
Banco de Chile on behalf of non-resident third parties	-	-	8,962,355	7.45%	3.41%
Inversiones Global Mining (Chile) Limitada (*)	8,798,539	6.16%	-	-	3.34%
Banco Itaú on behalf of investors	20,950	0.01%	6,502,217	5.40%	2.48%
Inversiones La Esperanza Limitada	3,711,598	2.60%	46,500	0.04%	1.43%

(*) Total Pampa Group
29.97
%

On December 31, 2017 the total number of shareholders had risen to
1,240
.